Expendable parts and supplies (Tables)	12 Months Ended
Dec. 31, 2019
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Disclosure of Expendable Parts and Supplies

	2019	2018
Material for repair and maintenance	$66,418	$93,654
Other inventories	3,686	3,315

	70,104	96,969
Allowance for obsolescence	(1,004)	(10,439)

	$69,100	$86,530